Goodwill and other intangible assets - Estimated amortization of the intangible assets with definite useful lives (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure
Year 2022	$ 3,299
Year 2023	3,179
Year 2024	2,938
Year 2025	1,750
Year 2026	1,416
Later years	$ 2,877